Cash, bank balances and other short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
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Disclosure of Cash and Cash Equivalents

	As of December 31, 2024	As of December 31, 2023
Cash in banks	520,401	21,798
Money market funds	119,841	35,292
Mutual funds	115,368	152,426
Argentine government bonds	8,697	3,737

Total cash, bank balances and other short-term investments	764,307	213,253

Cash and cash equivalents include cash on hand and at bank and investments maturing within 3 months. For the consolidated statement of cash flows purposes below is the reconciliation between cash, bank and short-term investments and cash and cash equivalents:

	As of December 31, 2024	As of December 31, 2023
Cash, bank balances and other short-term investments	764,307	213,253
Less
Argentine government bonds	(8,697)	(3,737)

Cash and cash equivalents	755,610	209,516